Commitments and Contingencies - Capital Commitments (Detail) ¥ in Millions	Dec. 31, 2017 CNY (¥)
Disclosure of commitments [line items]
Capital commitments	¥ 11,246
Property [member]
Disclosure of commitments [line items]
Capital commitments, Contracted for but not provided, property, plant and equipment	346
Telecommunications network plant and equipment [member]
Disclosure of commitments [line items]
Capital commitments, Contracted for but not provided, property, plant and equipment	¥ 10,900